PAINEWEBBER GLOBAL EQUITY FUND
                  (A PORTFOLIO OF PAINEWEBBER INVESTMENT TRUST)

                           GLOBAL SMALL CAP FUND INC.

                               51 WEST 52ND STREET
                          NEW YORK, NEW YORK 10019-6114


                       STATEMENT OF ADDITIONAL INFORMATION


      This Statement of Additional Information relates specifically to the proposed Reorganization whereby PaineWebber Global Equity Fund ("Global Equity"), a portfolio of PaineWebber Investment Trust, would acquire all of the assets of Global Small Cap Fund Inc. ("Global Small Cap") in exchange solely for shares of Global Equity and the assumption by Global Equity of all of Global Small Cap's liabilities. This Statement of Additional Information consists of this cover page, the PRO FORMA financial statements of Global Equity (giving effect to the Reorganization) for the nine months ended July 31, 1999, and the following described documents, each of which is incorporated by reference herein:

      (1) The Statement of Additional Information of Global Equity, dated March 1, 1999.

      (2) The Annual Report to Shareholders of Global Equity for the fiscal year ended October 31, 1998.

      (3) The Annual Report to Shareholders of Global Small Cap for the fiscal year ended July 31, 1999.

      (4) The Semi-Annual Report to Shareholders of Global Equity for the six months ended April 30, 1999.

      This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Proxy Statement/Prospectus dated November 19, 1999, relating to the above-referenced matter. A copy of the Proxy Statement/Prospectus may be obtained without charge by calling toll-free 1-800-647-1568. This Statement of Additional Information is dated November 19, 1999.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Portfolio of Investments
July 31, 1999

--------------------------------------------------------------------------------


Number of Shares
in all Funds
------------------------
          COMMON STOCKS -                                    Global      Global     Combined
                                                             Equity     Small Cap

          Australia -
          Banks -
  621,000 Australia & New Zealand Banking Group
          Ltd.                                              $4,369,087           0  $4,369,087
  246,000 National Australia Bank, Ltd.                      3,756,914           0   3,756,914

          Computer Software & Services -
   59,245 Computershare Ltd.                                         0     701,792     701,792



          Engineering Services -
  242,348 Pacific BBA Ltd.                                           0   1,067,637   1,067,637
                                                                                             0

          Insurance -
  381,000 QBE Insurance Group Ltd.                           1,434,766           0   1,434,766

          Oil-
  287,986 Novus Petroleum                                            0     332,679     332,679

          Retail - Specialty -
  118,215 Spotless Group                                             0     345,645     345,645

                                                          =====================================
          Total Australia Common Stocks                      9,560,767   2,447,753  12,008,520
                                                          =====================================


          Austria -
          Banks -
   47,900 Bank of Austria AG                                 2,548,848           0   2,548,848

          Energy Sources -
   27,600 OMV AG                                             2,362,119           0   2,362,119

          Materials & Commodities -
   66,000 RHI AG                                             1,691,033           0   1,691,033

                                                          =====================================
          Total Austria Common Stocks                        6,602,000           0   6,602,000
                                                          =====================================

          Belgium -
          Telecommunications -
    3,465 Telinfo S.A.                                               0     366,979     366,979

                                                          =====================================
          Total Belgium Common Stocks                                0     366,979     366,979
                                                          =====================================






          Canada -
          Banks -
   88,200 Royal Bank of  Canada                              3,820,653           0   3,820,653

          Household Products -
   27,571 Intertape Polymer Group Inc                                0     768,759     768,759


          Multi
          Industry -

  90,000 Imasco Ltd.                                        2,437,762           0   2,437,762




          Pharmaceutical -
   18,186 Biovail Corporation International*                         0   1,021,826   1,021,826

          Specialized Services -
    7,075 Trojan Technologies Inc.*                                  0     126,583     126,583


                                                          =====================================
          Total Canada Common Stocks                         6,258,415   1,917,168   8,175,583
                                                          =====================================


          Chile -
          Beverages -
    6,000 Vina Concha Y Toro SA ADR*                                 0     220,125     220,125


                                                          =====================================
          Total Chile Common Stocks                                  0     220,125     220,125
                                                          =====================================

          Denmark -
          Food & Household Products -
   80,300 Danisco A/S                                        3,577,557           0   3,577,557


                                                          =====================================
          Total Denmark Common Stocks                        3,577,557           0   3,577,557
                                                          =====================================



          Finland -
          Banks -
  760,889 Merita OYJ "A" Shares PLC                          4,110,696           0   4,110,696

          Broadcasting -
   81,733 Rapala Normark Corp.                                       0     612,066     612,066


          Chemicals -
  209,000 Kemira OY                                          1,330,350           0   1,330,350

          Electronics -
  124,906 Perlos Corp                                                0   1,773,197   1,773,197


          Electrical & Electronics -
   31,732 Nokia OYJ "A"                                      2,749,699           0   2,749,699
          Shares

          Forest Products, Paper -
   79,400 UPM - Kymmene OY                                   2,675,677           0   2,675,677


          Household Products -
      552 Hackman                                                    0      10,925      10,925

          Telecommunications -
   37,482 Teleste Corp                                               0     330,810     330,810


                                                          =====================================
          Total Finland Common Stocks                       10,866,422   2,726,998  13,593,420
                                                          =====================================

          France -
          Aerospace & Military Technology -
   87,000 Lagardere S.C.A.                                   3,432,518           0   3,432,518

          Automobiles -
   30,900 Montupet                                                   0   1,011,539   1,011,539


          Beverages & Tobacco -
   52,600 Seita                                              3,030,220           0   3,030,220

          Building Materials & Components -
   36,300 Lafarge                                            3,937,742           0   3,937,742

          Chemicals -
   60,000 Rhodia                                             1,373,623           0   1,373,623

          Computer Software & Services -
    5,541 Transiciel                                                 0     617,673     617,673
          S.A.




         Energy Sources -
   23,602 Elf Aquitaine                                      4,039,908           0   4,039,908

          Health & Personal Care -
   25,000 Rhone Poulenc S.A.*                                1,222,247           0   1,222,247

          Recreation & Other Consumer Goods -
   53,000 BIC                                                2,863,320           0   2,863,320

                                                          =====================================
          Total France Common Stocks                        19,899,578   1,629,212  21,528,790
                                                          =====================================

          Germany -
          Computer Software & Services -
   20,267 Fortunecity                                                0     301,375     301,375


          Health & Personal Care -
  106,000 Hoechst AG                                         4,467,914           0   4,467,914

          Media -
    8,520 Id Media                                                   0     301,697     301,697


          Motor Vehicles -
   40,600 DaimlerChrysler AG                                 3,088,149           0   3,088,149

          Telecommunications -
    1,897 Adva AG                                                    0     132,926     132,926


                                                          =====================================
          Total Germany Common Stocks                        7,556,063     735,998   8,292,061
                                                          =====================================

          Greece -
          Wireless Telecommunications -
  386,000 Hellenic Telecommunications ADR                    3,898,600           0   3,898,600

                                                          =====================================
          Total Greece Common Stocks                         3,898,600           0   3,898,600
                                                          =====================================



          Hong Kong -
          Consumer Goods -
  198,000 Li & Fung                                                  0     553,571     553,571
          Ltd.

          Food -
  809,000 Four Seasons Mercantile Holdings                           0     302,270     302,270

          Insurance -
  688,000 Pacific                                                    0     518,553     518,553
          Century

          Retail - Apparel -
  602,000 Giordano International Limited                             0     515,783     515,783

                                                          =====================================
          Total Hong Kong Common Stocks                              0   1,890,177   1,890,177
                                                          =====================================


          India -
          Computer Software & Services -
   26,200 Pentafour                                                  0     751,248     751,248
          Software* #
   27,400 Satyam Computer                                            0   1,061,869   1,061,869

                                                          =====================================
                                                                     0   1,813,117   1,813,117
                                                          =====================================


          Ireland -
          Airlines -
   15,000 Ryanair Holdgs PLC                                         0     780,000     780,000


          Banks -
  495,150 Bank Of Ireland                                    4,661,462           0   4,661,462

          Telecommunications -
   42,958 Esat Telecom Group PLC*                                    0   1,739,799   1,739,799




          Transportation -
   29,551 Irish Continental Group PLC                                0     363,557     363,557


          Wireless Telecommunications -
  222,000 Bord Telecom Eirea                                 1,097,230           0   1,097,230

                                                          =====================================
          Total Ireland Common Stocks                        5,758,692   2,883,356   8,642,048
                                                          =====================================

          Israel -
          Computer Software & Services -
   11,259 Check Point Software Tech Ltd                              0     770,538     770,538



          Electrical & Electronics -
  115,295 ECI Telecommunications Ltd.                        3,912,824           0   3,912,824

          Electrical
          Equipment -
   42,600 Orbotech                                           2,268,450           0   2,268,450
          Ltd.*

          Electronics -
   21,372 Orbotech                                                   0   1,138,059   1,138,059
          Ltd.*


                                                          =====================================
          Total Israel Common Stocks                         6,181,274   1,908,597   8,089,871
                                                          =====================================

          Italy -

          Machinery ( Diversified) -
  199,425 Riva Finanziaria                                           0     554,697     554,697

          Miscellaneous -
  111,555 STA Azionaria                                              0     745,885     745,885

          Motor Vehicle -
  175,811 Ducati Motor                                               0     550,142     550,142
          Holdings

          Publishing -
   35,915 Class Editore                                              0     297,769     297,769
  471,463 Poligrafici Editor S.P.A.                                  0   1,041,022   1,041,022


          Wireless Telecommunications -
  791,000 Telecom Italia SPA                                 4,315,681           0   4,315,681

                                                          =====================================
          Total Italy Common Stocks                          4,315,681   3,189,515   7,505,196
                                                          =====================================

          Japan -
          Banks -
  308,000 Sanwa Bank                                         3,374,312           0   3,374,312

          Beverages & Tobacco -
      261 Japan Tobacco Inc                                  3,141,698           0   3,141,698

          Chemicals -
    7,500 Fujimi Inc.*                                               0     399,058     399,058

          Computer Software & Services -
   27,000 Catena Corporation                                         0     308,518     308,518

          Data Processing & Reproduction -
  100,000 Canon Inc.                                         3,166,296           0   3,166,296

          Electronic Components -
  106,000 Fujitsu                                            3,180,601           0   3,180,601

          Financial Services -
   41,000 Takefuji                                           4,924,506           0   4,924,506
          Corp.

          Health & Personal Care -
   55,000 Takeda Chemical Industries                         2,983,994           0   2,983,994
   92,000 Terumo Corp.                                       2,299,097           0   2,299,097


          Merchandising -
   37,400 Yamada Denki Co.                                   2,260,735           0   2,260,735



          Motor Vehicles -
   52,000 Honda Motor Co.                                    2,254,263           0   2,254,263
   91,000 Mitsubishi Motor                                     460,378           0     460,378



                                                          =====================================
          Total Japan Common Stocks                         28,045,880     707,576  28,753,456
                                                          =====================================

          Korea -
          Banks -
   48,000 Housing and Commercial Bank                        1,172,580           0   1,172,580
  101,000 Shinhan Bank                                         923,141           0     923,141

          Electronic Components, Instruments -
   85,827 Dae Duck Electronics Co.*                                  0   1,112,506   1,112,506

          Machinery ( Diversified) -
   57,929 Medison Co.*                                               0     789,394     789,394

          Textiles -
  180,000 Younggone Corp.                                            0     478,604     478,604


          Wireless Telecommunications -
   49,000 Korea Telecom                                      1,803,812           0   1,803,812

                                                          =====================================
          Total Korea Common Stocks                          3,899,533   2,380,504   6,280,037
                                                          =====================================

          Mexico -
          Broadcasting -
  100,000 Tv Azteca S A De C                                         0     450,000     450,000
          V


          Multi
          Industry -
   86,893 Desc S.A. De C.V.                                  1,851,907           0   1,851,907

                                                          =====================================
          Total Mexico Common Stocks                         1,851,907     450,000   2,301,907
                                                          =====================================

          Netherlands -
          Appliance & Household Durables -
   54,072 Koninklijke Philips Electronics                    5,521,423               5,521,423
          N.V.

          Business & Public Services -
  182,307 Vedior N.V. CVA                                    3,071,755               3,071,755

          Computer-business Services -
   40,000 Getronics NV                                       1,645,353               1,645,353

          Computer Software & Services -
   34,705 Devote Nv                                                  0     519,784     519,784
   22,768 ICT Automatisering N.V.                                    0     557,780     557,780



          Consumer Goods -
   23,302 Airspray N.V.                                              0     600,776     600,776



          Forest Products, Paper -
   19,700 Benckiser                                          1,238,160           0   1,238,160
          N.V.
  137,000 Buhrmann N.V.                                      2,784,690           0   2,784,690

          Human Resources -
   42,223 Unique Intl                                                0   1,009,553   1,009,553
          Nv




          Machinery & Engineering Services -
   68,500 New Holland N.V.                                   1,027,500           0   1,027,500

          Multi-industry -
   21,130 Aalberts Industrie                                         0     365,069     365,069




          Wireless Telecommunications -
   83,500 Kon KPN N.V.                                       3,814,319           0   3,814,319

                                                          =====================================
          Total Netherlands Common Stocks                   19,103,200   3,052,962  22,156,162
                                                          =====================================

          New Zealand -
          Wireless Telecommunications -
  896,000 Telecom Corp. of New Zealand Ltd.                  4,062,572           0   4,062,572
                                                          =====================================
          Total Netherlands Common Stocks                    4,062,572           0   4,062,572
                                                          =====================================


          Norway -
          Multi
          Industry -
  256,000 Orkla ASA                                          3,887,023           0   3,887,023

          Telecommunications -
   30,477 Netcom Asa*                                                0   1,000,017   1,000,017

                                                          =====================================
          Total Norway Common Stocks                         3,887,023   1,000,017   4,887,040
                                                          =====================================



          Portugal -
          Transport - Road & Rail -
   74,000 Brisa Auto Estrada                                 2,917,238           0   2,917,238
                                                          =====================================
                                                             2,917,238           0   2,917,238
                                                          =====================================

          Singapore -
          Communication Equipment -
  433,000 Datacraft                                                  0   2,061,080   2,061,080
          Asia

          Electronic Equipment -
  267,000 Idt Hldgs                                                  0     606,090     606,090
          Sing

                                                          =====================================
          Total Singapore Common Stocks                              0   2,667,170   2,667,170
                                                          =====================================



          South Africa -
          Energy Sources -
  233,000 Sasol Ltd.                                         1,731,667           0   1,731,667
                                                          =====================================
          Total South Africa Common Stocks                   1,731,667           0   1,731,667
                                                          =====================================

          Spain -
          Banks -
   58,734 Banco De Valencia*                                         0     507,067     507,067

          Computer Software & Services -
   19,290 Meta4 Nv                                                   0     323,992     323,992

          Telecommunications -
  133,000 Indra Sistemas Sa                                          0   1,334,619   1,334,619

                                                          =====================================
          Total Spain Common Stocks                                  0   2,165,678   2,165,678
                                                          =====================================


          Sweden -
          Auto Parts -
   43,800 Garphyttan                                                 0     538,818     538,818


          Banks -
  369,000 Svenska Handelsbanken Series A                     4,876,434           0   4,876,434

          Beverages & Tobacco -
1,134,000 Swedish Match AB                                   4,419,868           0   4,419,868

          Computer Software & Services -
   13,296 Framtidsfabriken AB                                        0     390,287     390,287
   23,178 Ibs AB                                                     0     450,280     450,280
  104,713 Mandator AB                                                0     695,094     695,094


  132,584 Sigma Ab                                                   0   1,025,442   1,025,442

          Hotels -
  120,000 Scandic Hotels AB                                          0   1,315,437   1,315,437


          Industrial Parts -
   65,068 Autoliv, Inc.                                      2,242,850           0   2,242,850

          Multi
          Industry -
  218,000 Trelleborg AB                                      1,832,111           0   1,832,111

          Wireless Telecommunications -
  183,562 Ericsson LM B                                      5,980,711           0   5,980,711
          Shares

                                                          =====================================
          Total Sweden Common Stocks                        19,351,974   4,415,358  23,767,332
                                                          =====================================

          Switzerland -
          Banks -
   13,600 UBS AG                                             4,142,618           0   4,142,618
      451 BK Sarasin & Cie                                           0     800,985     800,985

          Electrical
          Equipment -
    9,652 Gretag Imaging Holdings*                                   0   1,002,654   1,002,654


          Chemicals -
    6,000 Clariant                                           2,879,164           0   2,879,164

          Health & Personal Care -
    2,954 Novartis AG                                        4,264,403           0   4,264,403

          Life Insurance -
      484 Helvetia Patria Holdings                                   0     418,444     418,444

          Manufacturing -
   17,000 Mettler Toledo International Inc.*                         0     491,937     491,937

                                                          =====================================
          Total Switzerland Common Stocks                   11,286,185   2,714,020  14,000,205
                                                          =====================================

          Thailand -
          Food -
   78,000 Pizza Public Co                                            0     230,614     230,614
          Ltd.
                                                          =====================================
                                                                     0     230,614     230,614
                                                          =====================================


          United Kingdom -
          Aerospace & Military Technology -
  178,000 Smiths Industries                                  2,501,163               2,501,163
          PLC

          Beverages & Tobacco -
  448,000 Diageo PLC                                         4,552,484               4,552,484

          Broadcasting & Publishing -
  488,000 United News &  Media PLC                           5,314,862               5,314,862

          Business & Public Services -
  323,000 Securicor PLC                                      3,075,482               3,075,482
  319,000 WPP Group PLC                                      2,864,200               2,864,200

          Computer Software & Services -
  116,611 Autonomy Corp.*                                                  845,430     845,430
  398,557 Synstar                                                          864,270     864,270

          Employment -
   97,311 Select Appointments Holdings                               0   1,241,194   1,241,194


          Financial Services -
  459,000 Amvescap PLC                                       4,255,118           0   4,255,118

          Food & Household Products -
  330,000 Reckitt & Colman                                   4,687,796           0   4,687,796
          PLC

          Health & Personal Care -
  104,936 Astrazeneca PLC                                    3,827,962           0   3,827,962



          Leisure & Tourism -
  392,000 Carlton Communications PLC                         3,195,633           0   3,195,633

          Manufacturing -
   68,633 Weir Group                                                 0     302,555     302,555


          Multi
          Industry -
  233,000 Charter PLC                                        1,329,234           0   1,329,234
  970,000 Cookson Group PLC                                  3,552,900           0   3,552,900
  865,104 Tomkins PLC                                        4,023,955           0   4,023,955

          Publishing -
   72,637 Dorling Kindersley                                         0     439,106     439,106

          Retail -
  354,265 Electron Boutique                                          0     568,416     568,416

          Telecommunications -
  185,810 Kingston Commerce Hull                                     0     924,507     924,507


                                                          =====================================
          Total United Kingdom Common Stocks                43,180,789   5,185,478  48,366,267
                                                          =====================================

          United States -
          Airlines -
   17,700 Delta Air Lines,                                   1,055,363           0   1,055,363
          Inc.

          Alcohol -
    8,000 Anheuser-Busch Companies, Inc.                       631,500           0     631,500

          Apparel, Retail -
   80,000 TJX Companies, Inc.                                2,645,000           0   2,645,000

          Apparel, Textiles -
   23,600 Westpoint Stevens Inc.                               643,100           0     643,100

          Banks -
   67,800 Bank of New York Co. Inc.                          2,504,363           0   2,504,363
   74,400 Mellon Bank Corp.                                  2,511,000           0   2,511,000
   38,700 The Chase Manhattan Corp.                          2,975,062           0   2,975,062



          Cable -
   20,000 JDS Uniphase Corporation*                          1,807,500           0   1,807,500

          Computer Hardware -
   48,400 Cisco Systems,                                     3,006,850           0   3,006,850
          Inc.*
   52,400 Dell Computer                                      2,141,850           0   2,141,850
          Corp.*
   21,600 International Business Machines                    2,714,850           0   2,714,850



          Computer Software -
   25,200 Autodesk,                                            667,800           0     667,800
          Inc.
   10,000 BMC Software, Inc.*                                  538,750           0     538,750
   20,100 Compuware Corp.*                                     557,775           0     557,775
   22,100 Microsoft Corp.*                                   1,896,456           0   1,896,456
   34,900 Sterling Software Inc.*                              861,594           0     861,594
   70,000 Unisys Corp.*                                      2,856,875           0   2,856,875

          Computer Software & Services -
   35,000 Accrue Software Incorporated                               0     424,375     424,375
   50,000 Cognizant Technology Solutions*                            0   1,343,750   1,343,750
    5,400 Documentum Inc.*                                           0      81,337      81,337
   39,024 Fundtech Limited                                           0     985,356     985,356
   10,000 High Speed Access Corporation                              0     346,875     346,875
   18,750 Medical Manager Corp.                                      0   1,190,625   1,190,625
   33,919 Softworks                                                  0     246,973     246,973
          Inc.*
   63,891 Tecnomatix Technologies Ltd.*                              0   1,213,929   1,213,929

          Computer Services -
   20,000 Zebra Technologies Corp.                                   0     938,750     938,750


          Consumer Durables -
   14,100 Maytag Corp.                                         981,713           0     981,713




          Defense/ Aerospace -
   41,100 Allied Signal, Inc.                                2,658,656           0   2,658,656

          Diversified Retail -
   40,000 Dayton Hudson Corp.                                2,587,500           0   2,587,500
   55,300 Family Dollar Stores Inc.                          1,157,844           0   1,157,844
   40,200 Federated Department Stores, Inc.*                 2,062,762           0   2,062,762
   15,700 Wal Mart Stores,                                     663,325           0     663,325
          Inc.



          Drugs & Medicine -
   83,400 Amerisource Health Corp.*                          1,551,200     784,000   2,335,200
   21,400 Biogen Inc.*                                       1,472,587           0   1,472,587
   16,932 Cardinal Health,                                   1,155,609           0   1,155,609
          Inc.
   31,700 Schering-Plough                                    1,553,300           0   1,553,300
          Corp.
   25,400 Warner Lambert Co.                                 1,676,400           0   1,676,400



          Electric Utilities -
   22,800 Consolidated Edison Co. of New York, Inc.            991,800           0     991,800
   29,600 Energy East Corp.                                    752,950           0     752,950
   22,500 Utilicorp United                                     535,781           0     535,781
          Inc.

          Electronics -
   53,392 DII Group Inc. *                                           0   1,978,841   1,978,841

          Electronic Components, Instruments -
   10,000 Globespan Semiconductor Inc.                               0     507,500     507,500

          Employment -
   15,000 Interim Services                                           0     316,875     316,875
          Inc.*

          Energy Reserves & Production -
   10,300 Atlantic Richfield                                   927,644           0     927,644
          Co.
   16,000 Mobil Corp.                                        1,636,000           0   1,636,000
   36,900 Royal Dutch Petroleum Co. ADR                      2,250,900           0   2,250,900

          Engineering & Construction -
   14,000 Jacobs Engineering Group Inc. *                            0     481,250     481,250

          Financial -
   54,200 Medallion Financial Corp.                                  0   1,063,675   1,063,675
   20,100 Profit Recovery Group International Inc.*                  0   1,035,150   1,035,150
   34,000 Radian Group Inc.                                          0   1,753,125   1,753,125


          Financial Services -
   27,600 Associates First Capital Corp.                     1,057,425           0   1,057,425
   16,500 Marsh & McLennan Co., Inc.                         1,254,000           0   1,254,000



          Food Retail -
   20,000 Food Lion                                            238,750           0     238,750
          Inc.
   83,800 Kroger Co.*                                        2,204,987           0   2,204,987



          Forest Products, Paper -
   12,100 Champion International Corp.                         626,175           0     626,175
   38,000 Fort James Corp.                                   1,387,000           0   1,387,000
   20,400 Georgia-Pacific                                      916,725           0     916,725
          Corp.
   17,900 Weyerhaeuser Co.                                   1,157,906           0   1,157,906



          Gas Utility -
   25,200 Columbia Energy Group                              1,499,400           0   1,499,400

          Household Products -
   21,300 Avon Products, Inc.                                  969,150           0     969,150

          Industrial Parts -
   15,700 American Standard Companies Inc.*                    691,781           0     691,781
   41,000 Ingersoll Rand Co.                                 2,636,813           0   2,636,813
    7,600 SPX Corp.*                                           646,000           0     646,000



   44,000 United Technologies Corp.                          2,934,250           0   2,934,250



          Information & Computer Services -
    4,700 Computer Sciences Corp.*                             302,563           0     302,563
   19,800 Valassis Communications Inc.*                        737,550           0     737,550



          Instruments-scientific -
   48,200 Mettler Toledo International Inc.*                 1,394,788           0   1,394,788

          Leisure -
   12,300 Eastman Kodak Co.                                    850,238           0     850,238
   37,400 Hasbro, Inc.                                         972,400           0     972,400



          Life Insurance -
   20,900 American General Corp.                             1,617,137           0   1,617,137
   16,100 Equitable Companies Inc.                           1,034,425           0   1,034,425
   30,000 Lincoln National                                   1,500,000           0   1,500,000
          Corp.
   23,600 Protective Life                                      842,225           0     842,225
          Corp.



          Long Distance & Phone Companies -
   18,450 AT&T Corp.                                           958,247           0     958,247
   40,000 BellSouth Corp.                                    1,920,000           0   1,920,000
   28,550 Century Telephone Enterprises,                     1,220,512           0   1,220,512
          Inc.
   28,500 GTE Corp.                                          2,100,094           0   2,100,094
   20,000 MCI WorldCom, Inc.*                                1,650,000           0   1,650,000
   60,490 SBC Communications, Inc.                           3,459,272           0   3,459,272


          Marketing & Advertising -
   10,578 Catalina Marketing Corp.*                                  0   1,012,844   1,012,844

          Media -
   34,600 Comcast Corp., Class A                             1,332,100           0   1,332,100
   29,200 Viacom, Inc.,                                      1,224,575           0   1,224,575
          Class B*

          Medical Products -
   32,000 St. Jude Medical, Inc.*                            1,190,000           0   1,190,000
   30,000 Tyco International                                 2,930,625           0   2,930,625
          Ltd.



          Medical Products & Supplies
   20,143 Henry Schein Incorporated                                  0     443,146     443,146


          Medical Providers -
   13,400 Wellpoint Health Networks, Inc.*                   1,100,475           0   1,100,475

          Mining & Metals -
   15,900 Martin Marietta Materials Inc.                       865,556           0     865,556

          Motor Vehicles -
   27,600 Borg Warner Automotive, Inc.                       1,402,425           0   1,402,425
   12,720 Delphi Automotive Systems Corp.                      228,960           0     228,960
   40,000 Ford Motor                                         1,945,000           0   1,945,000
          Co.
   18,200 General Motors                                     1,109,062           0   1,109,062
          Corp.



          Oil Refining -
   26,900 Coastal Corp.                                      1,064,231           0   1,064,231
   20,700 USX-Marathon Group                                   628,763           0     628,763



          Other Insurance -
    9,700 ACE Ltd.                                             225,525           0     225,525
   17,200 Ambac Financial Group Inc.                           956,750           0     956,750
   15,571 American International Group, Inc.                 1,808,182           0   1,808,182
   34,300 Travelers Property Casualty Corp.                  1,354,850           0   1,354,850



          Publishing
   14,100 Knight Ridder, Inc.                                  756,113           0     756,113


          Real Property -
   21,600 Lafarge Corp. ADR                                    668,250           0     668,250

          Restaurants -
   24,000 Brinker International Inc.*                          669,000           0     669,000
   30,150 Outback Steakhouse  Inc.*                          1,006,256           0   1,006,256

          Retail - Specialty -
   20,000 Barnes & Noble                                             0     451,250     451,250
          Inc.*
   35,000 Hines Horticulture Inc.*                                   0     293,125     293,125


          Securities & Asset Management -
   16,800 Morgan Stanley Dean Witter Discover & Co.          1,514,100           0   1,514,100

          Semiconductor -
   47,000 Applied Materials, Inc.*                           3,381,062           0   3,381,062
   17,000 Atmel Corp.*                                         506,813           0     506,813
   19,300 Intel Corp.                                        1,331,700           0   1,331,700
   20,900 Vitesse Semiconductor Corp.*                       1,334,987           0   1,334,987

          Specialized Services -
   30,000 International Telecomm Data Systems Inc.*                  0     281,250     281,250
   13,322 Sunrise Assisted Living Inc.*                              0     402,158     402,158

          Specialty Retail -
   30,300 Home Depot, Inc.                                   1,933,519           0   1,933,519
   79,600 Office Depot Inc.*                                 1,492,500           0   1,492,500
   34,650 Staples Inc.*                                      1,000,519           0   1,000,519
   33,100 Williams Sonoma                                    1,239,181           0   1,239,181
          Inc.*
   10,700 Zale Corp.*                                          428,000           0     428,000

          Telecommunications -
   78,768 Tti Team Telecome                                          0     866,448     866,448

          Thrift -
   33,600 Greenpoint Financial Corp.                         1,087,800           0   1,087,800

          Tobacco -
   40,000 Philip Morris Co.,                                 1,490,000           0   1,490,000
          Inc.

                                                          =====================================
          Total United States Common Stocks                132,618,351  18,442,607 151,060,958
                                                          =====================================

                                                          =====================================
          Total Common Stocks (cost - $303,031,850,        356,411,368  65,140,979 421,552,347
          $52,039,792)
                                                          =====================================

Principal
Amount    Short Term                     Interest   Maturity
                                         Rates      Dates


    4,000 United States Treasury Bills   4.46%      10/21/99 3,959,860           0   3,959,860
6,189,000 Societe Generale Repo          5.05       8/2/99   6,189,000           0   6,189,000
                                                          =====================================
          Total U.S. Government & Repurchase Agreement      10,148,860           0  10,148,860
          (cost - $10,148,860)
                                                          =====================================




          Total Investments (cost - $365,220,502) ,        366,560,228  65,140,979 431,701,207
          99.59%

          Assets in excess Liabilities  0.41%                  825,519     934,413   1,759,932


                                                          =====================================
          Net Assets  100.00%
                                                          $367,385,747 $66,075,392 $433,461,139
                                                          =====================================


*    Non-income producing security.
#     Illiquid security.
ADR   American Depository Receipt




Futures Contracts
                                                           Unrealized       Unrealized         Unrealized
Number of Outstanding Future      In         Expiration   Appreciation     Appreciation       Appreciation
Contracts   Contracts         Exchange for   Dates       (Depreciation)   (Depreciation)     (Depreciation)
------------------------      ----------------------      -------------------------------------------------
   61     CAC40 Ten Euro      $2,843,836     Aug-99          ($34,004)           0             ($34,004)
          (France)
   25     DAX Index (Germany) $3,425,265     Sep-99           (331922)           0             (331,922)
   72     FTSE Index (United  $7,290,736     Sep-99           (427649)           0             (427,649)
          Kingdom)
    8     Hang Seng Index       $684,102     Aug-99             28,575           0               28,575
          (Hong Kong)
   13     IBEX Plus (Spain)   $1,302,236     Aug-99           (123,134)          0             (123,134)
    7     MIB 30 Index        $1,225,524     Sep-99           (157,508)          0             (157,508)
          (Italy)
   95     OMX Index (Sweden)  $1,069,407     Aug-99              7,610           0                7,610
   29     S & P 500  (United  $9,655,550     Sep-99            438,200           0              438,200
          States)
   13     SPI Futures           $634,365     Sep-99            (14,691)          0              (14,691)
          (Australia)
   53     Topix Index         $6,757,440     Sep-99             88,564           0               88,564
          (Japan)
                                                          ==============================================
                                                            $(525,959)          $0            $(525,959)
                                                          ==============================================

------------------- ------------------------------------------------
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES                                            Global               Combined
As of July 31, 1999                                                 Global              Small               Global Equity
                                                                    Equity               Cap               Global Small Cap
--------------------------------------------------------         ---------------   -----------------       -----------------
ASSETS
   Investments in securities, at value (cost -
     $313,180,710; $52,039,792 and $365,220,502)............      $ 366,560,228       $ 65,140,979      $   431,701,207
   Investment of cash collateral received for securities
     loaned(cost - $23,246,462; $1,720,750 and $24,967,212).         23,249,575          1,720,750           24,970,325
   Cash and cash denominated in foreign securities, at
     value (cost - $2,066,023; $261,379 and $2,327,402).....          2,055,126            271,543            2,326,669
   Receivable for investments sold..........................                  0          2,086,242            2,086,242
   Receivable for shares of beneficial interest sold........             64,452                  0               64,452
   Dividends and interest receivable........................          1,258,378            160,707            1,419,085
   Futures variation margin receivable......................            374,376                  0              374,376
   Deferred organizational costs............................                  0                  0                    0
   Other assets.............................................            228,440              1,080              229,520
                                                                  --------------   ----------------    -----------------
                                 Total assets..............         393,790,575         69,381,301          463,171,876
                                                                  --------------   ----------------    -----------------
LIABILITIES
   Payable for investments purchased........................          1,560,810          1,321,695            2,882,505
   Payable for shares of beneficial interest repurchased....            737,522                  0              737,522
   Payable for cash collateral..............................         23,246,462          1,720,750           24,967,212
   Payable to affiliate.....................................                  0             55,981               55,981
   Payable futures variation margin.........................                  0                                       0
   Accrued expenses and other liabilities ..................            860,034            207,483            1,067,517
                                                                  --------------   ----------------    -----------------
                                 Total liabilities..........         26,404,828          3,305,909           29,710,737
                                                                  --------------   ----------------    -----------------
NET ASSETS
   Beneficial interest shares of $0.001 par value
     outstanding (unlimited amount authorized)..............        267,219,930         50,737,990          317,957,920
   Undistributed net investment income......................            276,640            (90,525)             186,115
   Accumulated net realized losses from investment and                                                                0
     foreign currency transactions..........................         47,040,755          2,428,060           49,468,815
   Net unrealized appreciation of investments and assets                                                              0
     and liabilities denominated in foreign currencies......         52,848,421         12,999,867           65,848,288
                                                                  --------------   ----------------    =================
                                 Net assets ...............       $ 367,385,747       $ 66,075,392      $   433,461,139
                                                                  ==============   ================    =================
CLASS A :
   Net assets............................................         $ 237,053,217       $ 66,075,392      $   303,128,609
                                                                  --------------   ----------------    -----------------
   Shares outstanding....................................            13,167,559          3,801,667           16,838,414
                                                                  --------------   ----------------    -----------------
   Net asset and redemption value per share..............                $18.00             $17.38               $18.00
                                                                  ==============   ================    =================
   Maximum offering price per share (net asset value
     plus sales charge of 4.50% of offering price).......                $18.85                                  $18.85
                                                                  ==============                       =================
CLASS B :
   Net assets............................................          $ 38,045,802                          $   38,045,802
                                                                  --------------                       -----------------
   Shares outstanding....................................             2,246,402                               2,246,402
                                                                  --------------                       -----------------
   Net asset value, offering price and redemption
     value per share.....................................                $16.94                                  $16.94
                                                                  ==============                       =================
CLASS C :
   Net assets............................................          $ 36,963,218                          $   36,963,218
                                                                  --------------                       -----------------
   Shares outstanding....................................             2,178,774                               2,178,774
                                                                  --------------                       -----------------
   Net asset value, offering price and redemption value
     per share...........................................                $16.97                                  $16.97
                                                                  ==============                       =================
CLASS Y :
   Net assets............................................          $ 55,323,510                          $   55,323,510
                                                                  --------------                       -----------------
   Shares outstanding....................................             3,007,781                               3,007,781
                                                                  --------------                       -----------------
   Net asset value, offering price and redemption value
     per share...........................................                $18.39                                  $18.39
                                                                  ==============                       =================



                                        See accompanying notes to pro forma financial statements


------------------------------------------------------------------------------------------------    -----------
PRO FORMA STATEMENT OF OPERATIONS
For the Twelve Months Ended  July 31, 1999 (unaudited)
------------------------------------------------------------------------------------------------    -----------
                                                      Global          Global
                                                      Equity         Small Cap     Adjustment        Combined
     INVESTMENT INCOME:
        Dividends................................   $6,544,302        $505,064             0        $7,049,366
        Interest.................................    1,240,850          76,169             0         1,317,019
                                                    -----------      ----------    ----------        ----------
                                                     7,785,152         581,233             0         8,366,385
                                                    ===========      ==========    ----------        ==========
     EXPENSES:
        Investment advisory and administration       3,337,157          606,639      (90,996) (a)    3,852,800
          fees...................................
        Service fees - Class A...................      621,013                0      151,660  (b)      772,673
        Service and distribution fees - Class B..      491,667                0            0           491,667
        Service and distribution fees - Class C..      408,242                0            0           408,242
        Transfer agency fees and expenses........      358,501           11,300            0           369,801
        Custody and accounting...................    1,001,577          106,501            0         1,108,078
        Reports and notices to shareholders......      290,253           41,625      (30,000) (c)      301,878
        Legal and audit..........................      207,694           60,006      (60,006) (c)      207,694
        Amortization of organizational expenses..            0            7,955       (7,955) (d)            0
        State registration fees..................       51,862                0            0            51,862
        Trustees' fees and expenses..............       16,060           10,500      (10,500) (c)       16,060
        Other expenses...........................       36,475           21,788            0            58,263
                                                    -----------      ----------    -------------    -----------
                                                     6,820,501          866,314      (47,797)        7,639,018

     Less: Fee waiver from advisor...............        (742)             (852)                        (1,594)
                                                    -----------      ----------                      ----------
                                                     6,819,759          865,462                      7,637,424
                                                    -----------      ----------                      ----------
        Net investment income (loss).............      965,393         (284,229)                        728,961
                                                    -----------      ----------                      ----------

     REALIZED AND UNREALIZED GAINS (LOSSES)
     FROM INVESTMENT TRANSACTIONS:
        Net realized gains (losses) from:
          Investment transactions................   21,384,510        2,428,411                      23,812,921
          Foreign currency transactions..........    1,924,329         (108,630)                      1,815,699
          Futures transactions...................    5,992,441                0                       5,992,441
        Net change in unrealized appreciation/
          depreciation of:
          Investments............................  (81,269,841)      (5,560,639)                    (86,830,480)
          Futures................................   (3,390,343)        (101,172)                     (3,491,515)
        Assets and liabilitiesdenominated
          in foreign currencies..................        2,925                0                           2,925
                                                    -----------      ----------                      ----------
         Net realized and unrealized.............  (55,355,979)      (3,342,030)                    (58,698,009)
           losses from investment transactions:     -----------      ----------                      ----------
         Net decrease in net assets resulting
           from operations....................... ($54,390,586)     ($3,626,259)                   ($57,969,048)
                                                   ============     ============                   ============

     ------------
     (a) Reflects decrease in fees resulting from the lower fee schedule of Global Equity Fund.
     (b) Reflects increase in service fee
         for Class A share  assets for Global  Small Cap  shareholders  previously  not subject to Rule 12B-1  Fees.
     (c) Reflects  the  anticipated savings of the merger.
     (d) Reflects write-off of unamortized organizational expenses.

                           See accompanying notes to pro forma financial statements

Notes To Pro Forma Combined Financial Statements (Unaudited)

Basis of Presentation:

Subject to the approval of the Plan of Reorganization by the shareholders of Global Small Cap Fund, Inc. ("Global Small Cap"), PaineWebber Global Equity Fund ("Global Equity") would acquire the assets of Global Small Cap in exchange solely for the assumption by Global Equity of Global Small Cap's liabilities and Class A shares of Global Equity that correspond to the outstanding shares of Global Small Cap. The number of shares to be received would be based on the relative net asset value of Global Equity's Class A shares on the effective date of the Plan of Reorganization and Global Small Cap will be terminated as soon as practicable thereafter.

The pro forma combined financial statements reflect the financial position of Global Small Cap and Global Equity at July 31, 1999 and the combined results of operations of Global Small Cap and Global Equity for the year ended July 31, 1999.

As a result of the Plan of Reorganization, the investment advisory and administration agreement fee will decrease due to the lower fee schedule of Global Equity. As a closed end fund, Global Small Cap currently pays no Rule 12b-1 distribution or service fees, however, the Class A shares that Global Small Cap shareholders would receive in the Plan of Reorganization are subject to an annual Rule 12b-1 distribution and service fee of average net assets attributable to Class A. Other fixed expenses will be reduced due to the elimination of duplicative expenses. In addition, the pro forma combined statement of assets and liabilities has not been adjusted as a result of the proposed transaction because such adjustment would not be material. It is estimated that the cost of approximately $150,000 associated with the merger will be charged to each Fund based on the net assets on the date of reorganization. These costs are not included in the pro forma statement of operations since they are not recurring.

The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Plan of Reorganization occurred at July 31, 1999. The pro forma combined financial statements should be read in conjunction with the historical financial statements of the constituent Funds included in or incorporated by reference in the applicable statement of additional information.